Organization (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net cash used in operating activities	$ (52,619)	$ (52,412)	$ (59,047)
Effect of foreign exchange rate changes	(27)	57	(586)
CASH - BEGINNING OF PERIOD	71,109	123,464	183,097
CASH - END OF PERIOD	18,463	71,109	123,464
Beijing Guangwang Hetong [Member]
Net cash used in operating activities	(118)	(159)
Effect of foreign exchange rate changes	(3,495)	3,670
CASH - BEGINNING OF PERIOD	65,557	62,046
CASH - END OF PERIOD	$ 61,944	$ 65,557	$ 62,046